DISCONTINUED OPERATIONS	3 Months Ended
Mar. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

12.	DISCONTINUED OPERATIONS

The Company and the managers of AHI entered into a resignation, release and buyback agreement and addendum, effective October 31, 2022, pursuant to which the managers purchased AHI in exchange for returning 175,045 shares of series F preferred stock. There was a loss on disposal in the amount of $217,769 on October 31, 2022, which represented net assets and liabilities at the time of sale back.

The Company had no net liabilities of discontinued operations at March 31, 2023 and December 31, 2022. The Company had $0 and $19,215 of loss from discontinued operations for the three months ended March 31, 2023 and 2022, respectively.

	Three Months Ended March 31,
	2023	2022

Gain (Loss) from discontinued operations
Revenue	$–	$43,844
Cost of sales	–	(19,474)
Selling, general and administrative expenses	–	(1,881)
Interest expense of Red Rock Investor Note	–	(16,622)
Loss on divestiture of AHI subsidiary	–	(2,593)
Gain no change in estimate	–	(4,474)
Loss from discontinued operations	$–	$(19,215)